NATIONWIDE MUTUAL FUNDS
Nationwide Investor Destinations Moderate Fund

Supplement dated August 10, 2017
to the Summary Prospectus dated February 28, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.
Effective immediately, the Fund may invest in Underlying Funds (including exchange-traded funds) that are not affiliated with the Nationwide Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE